NON-CONTROLLING INTERESTS - Participating non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of dividends [line items]
Revenues	$ 3,087	$ 3,226	$ 2,979
Net income (loss)	(2,819)	212	578
Comprehensive income	(690)	1,659	3,605
Net income attributable to non-controlling interests	903	873	274
Property, plant and equipment, at fair value	36,097	32,647	30,421
Total assets	39,473	35,757
Total borrowings	12,822	11,958
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of dividends [line items]
Net income (loss)	11	11	4
Net income attributable to non-controlling interests	11	11	4
Carrying value of:
Non-controlling interests	258	268
Holding Subsidiary
Disclosure of dividends [line items]
Revenues	1,069	1,303	1,251
Net income (loss)	472	350	324
Comprehensive income	550	944	1,412
Property, plant and equipment, at fair value	9,801	10,213
Total assets	11,527	11,567
Total borrowings	2,440	2,641
Total liabilities	$ 4,968	$ 4,971